MFS(R) MANAGED SECTORS FUND
                             MFS(R) CORE GROWTH FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                            MFS(R) NEW DISCOVERY FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                                MFS(R) VALUE FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) EMERGING GROWTH FUND*
                          MFS(R) LARGE CAP GROWTH FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                           MFS(R)MID CAP GROWTH FUND*
                            MFS(R)TOTAL RETURN FUND*
                              MFS(R) RESEARCH FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                           MFS(R) GLOBAL EQUITY FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                          MFS(R) STRATEGIC INCOME FUND
                            MFS(R) GLOBAL GROWTH FUND
                                MFS(R) BOND FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                    MFS(R)NEW YORK HIGH INCOME TAX FREE FUND
                  MFS(R)MASSACHUSETTS HIGH INCOME TAX FREE FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LIMITED MATURITY FUND*
                             MFS(R) TECHNOLOGY FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) STRATEGIC VALUE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                               MFS(R) INCOME FUND
                           MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) HIGH YIELD FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                          MFS(R) MULTI CAP GROWTH FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                          MFS(R) INTERNATIONAL ADR FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                              MFS JAPAN EQUITY FUND

    Supplement to the Statement of Additional Information (the "SAI") Part II

Effective immediately, the SAI Part II, Appendix A to the Prospectus, which describes waivers of sales charges, is hereby amended to terminate the CDSC waiver on purchases of at least $5 million.


                The date of this Supplement is September 28, 2001

* El presente Suplemento tambien se encuentran disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.